Financial liabilities	12 Months Ended
Dec. 31, 2019
Financial liabilities
Financial liabilities

19 Financial liabilities

19.1Interest‑bearing loans

in EUR k	Dec 31, 2018	Dec 31, 2019
Non‑current liabilities
Non‑current portion of secured bank loans	12,055	968
Municipal loans	860	610
Total non‑current loans	12,915	1,578
Lease liabilities	1,712	18,069
Total non‑current liabilities	14,627	19,647

Current liabilities
Current portion of secured bank loans	1,787	802
Bank overdrafts	1,915	2,636
Municipal loans	-	250
Total current loans	3,702	3,688
Current portion of lease liabilities	1,350	3,635
Total current liabilities	5,052	7,323
Total non‑current and current liabilities	19,679	26,970

Financial covenants applied to secured bank loans which stipulate quarterly targets for the company’s solvency ratio and net debt ratio as well as covenants related to revenue and EBITDA for the year ended December 31,2018. The Group obtained formal waivers from the lenders for such covenants for the year ended December 31, 2018. Therefore the secured bank loans were disclosed as current and non‑current liabilities based on the contractual maturity of such loans.

As of December 31, 2018, the secured bank loans were also secured by trade receivables (including contract assets) with a carrying amount of EUR 10,901k (see note 15). In addition, they were also secured by a land charge in the amount of EUR 19,910k and by assignment of certain laboratory equipment (see note 12). In December 2019, after a majority of outstanding bank loans were repaid using the consideration received from the sale and leaseback transaction (see note 13.1), short-term cash deposits of EUR 1,500k were used to secure the remaining bank loans outstanding (see note 16), and in exchange, the requirement of compliance with financial covenants were removed, and all collaterals over trade receivables (including contract assets) and certain laboratory equipment, as well as land charge, were released.

The following table is based on the original terms and conditions:

Conditions and statement of liabilities

The outstanding loans as of December 31, 2019 and 2018 have the following conditions:

				Dec 31, 2018		Dec 31, 2019
		Nominal		Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	3.50%	2016‑19	6	6	—	—
Secured bank loan	EUR	2.50%	2017‑25	5,633	5,633	—	—
Secured bank loan	EUR	2.50%	2017‑25	5,633	5,633	—	—
Secured bank loan	EUR	3.95%	2017‑25	2,570	2,570	1,770	1,770
Municipal loan	EUR	8.25%;	2020-21	500	500	500	500
		plus 1.5%
		profit‑related;
		0.75% on losses
Municipal loan	EUR	8%;	2022	360	360	360	360
		plus 1.5%
		profit‑related;
		0.75% on losses
Bank overdrafts	EUR	4.46%	Rollover	—	—	476	476
Bank overdrafts	EUR	3.75%	Rollover	1,915	1,915	2,160	2,160
Lease liabilities	EUR	3.5%*,5.4%-8.9%	2017-31	3,062	3,062	21,704	21,704
Total interest‑bearing financial liabilities				19,679	19,679	26,970	26,970

*     represents the incremental borrowing rate of the Group at the commencement of the leases

The bank overdrafts of EUR 2,160k as of December 31, 2019 (2018: 1,915k) were secured by short-term deposits with a carrying amount of EUR 2,500k (2018: EUR 1,500k) (see note 16).  The bank overdrafts of EUR 476k (2018: EUR nil) were secured by guarantees provided by certain of the Company’s shareholders, which were released by providing security over a short-term deposit with a carrying amount of EUR 500k subsequent to the year ended December 31, 2019.

The municipal loan due to MBMV (Mittelständische Bürgschaftsbank Mecklenburg-Vorpommern) of EUR 860k (2018: EUR 860k) with a remaining term between 2-3 years and an interest rate of 8.25%/8% is also secured by guarantees provided by the Group’s shareholders.  Subsequent to the year end, the municipal loans were repaid in full in February 2020 and the shareholder guarantees were released accordingly.

19.2Trade payables and other liabilities

in EUR k	Dec 31, 2018	Dec 31, 2019
Trade payables	5,429	8,554
Government grants (deferred income)	12,034	11,289
Liability for Virtual Stock Option Program	7,093	2,769
Contract liabilities	297	3,748
Others	5,618	5,258
Trade payables and other liabilities	30,471	31,618
Non‑current	11,240	9,941
Current	19,231	21,677

Government grants mainly include investment-related government grants.  These were received for the purchase of certain items of property, plant and equipment for the research and development facilities in Mecklenburg-Western Pomerania, including the Rostock facility. The grants were issued in the form of investment subsidies as part of the joint federal and state program, “Verbesserung der regionalen Wirtschaftsstruktur” (improvement of the regional economic structure) in connection with funds from the European Regional Development Fund. Additional grants received during the year ended December 31, 2019 relating to the purchase of certain items of property, plant and equipment amounted to EUR 793k (2018: EUR 3,042k).  Subsequent to the sale and leaseback transaction, investment-related government grant received in prior years of EUR 358k relating to purchase of land was refunded to the authority (note 13.1).

In addition, other liabilities include personnel-related liabilities for vacation and bonuses totaling EUR 2,264k (2018: EUR 1,955k) as well as liabilities for wage and church tax of EUR 376k (2018: EUR 307k).  Other liabilities also include costs relating to IPO of EUR 565k (2018: EUR 1,695k) (see note 17).